INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Standard tax rate percentage	21.00%
Operating loss carry forward	$ 1,313,026	$ 2,650,650
Standard income tax rate	25.00%
UK Operation [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry forward	$ 6,169,248
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry forward	$ 8,869,354